Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB Pooling Portfolios
Prospectus Date	rr_ProspectusDate	Dec. 31, 2015
AB Volatility Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Volatility Management Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio's investment objective is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio will pay transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 13 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other funds. The Examples assume an investment of $10,000 in the Portfolio for the time periods indicated and redemption of all shares at the end of those periods. The Examples also assume that the investment has a 5% return each year, the fee waiver is in effect for only the first year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to reduce the overall portfolio volatility and the effects of adverse equity market conditions for a blended style investor (an "investing Fund"). The Portfolio will not pursue its investment objective of long-term growth of capital and income in isolation, but always with the goal of reducing an investing Fund's overall equity exposure when appropriate to mitigate equity risk. In other words, in making investment decisions for the Portfolio, the Adviser will consider the blended investing style of the investing Fund and not necessarily the goal of achieving the Portfolio's investment objective.

The Portfolio will invest directly in equity securities, but it will also be able to invest without limit in derivative instruments, including futures contracts, forwards, options, swaps and other financially linked investments.  The Portfolio will also have the ability to invest in a wide array of asset classes, including U.S., non-U.S. and emerging market equity and fixed-income securities, commodities, REITs and other real estate-related securities, currencies, and inflation-indexed securities.

The Adviser will make asset allocation decisions for the Portfolio using a series of asset class risk and return tools as well as its fundamental research insight.  During periods of normal equity market volatility, and/or periods when equity market risk is believed appropriate to the return potential presented, the Adviser expects the Portfolio to be predominantly invested in equity securities.  Even at those times, however, the Adviser will make asset allocation decisions for the Portfolio based on its assessments of equity market risk.  When the Adviser determines that risks in the equity markets have risen to a level that is not compensated by the returns offered, the Adviser will reduce (or eliminate) the Portfolio's exposure to equity securities.

To effectuate the Portfolio's dynamic, opportunistic asset allocation approach, the Adviser may invest in derivatives or ETFs rather than investing directly in equity securities.  The Portfolio may use index futures or ETFs, for example, to gain broad exposure to a particular segment of the market, while buying representative equity securities to achieve exposure to another.  The Adviser will choose investments, in each case, based on concerns of cost and efficiency of access.  The Portfolio's holdings may be frequently adjusted to reflect the Adviser's assessment of changing risks.  The Adviser believes that these adjustments can also frequently be made efficiently and economically through the use of derivatives strategies and/or ETFs.  Similarly, when the Adviser decides to reduce (or eliminate) the Portfolio's exposure to the equity markets, the Adviser may choose to gain this alternative exposure directly through securities purchases or indirectly through derivatives transactions and/or ETFs.  The asset classes selected may or may not be represented by the holdings of other of the Pooling Portfolios, because investment decisions for the Portfolio will be driven by risk mitigation concerns that may be best facilitated through exposure to asset classes not represented elsewhere in the investing Fund's overall exposure.

The Portfolio has the risk that it may not accomplish its purpose if the Adviser does not correctly assess the risk in equity markets and, consequently, its performance could be affected adversely.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk:  The value of the Portfolio's assets will fluctuate as the stock, commodity and bond markets fluctuate.  The value of the Portfolio's investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Interest Rate Risk:  Changes in interest rates will affect the value of investments in fixed-income securities.  When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments.  The Portfolio may be subject to a heightened risk of rising interest rates as the current period of historically low rates is beginning to end and rates have begun rising.  Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Credit Risk:  An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations.  The issuer or guarantor may default, causing a loss of the full principal amount of a security.  The degree of risk for a particular security may be reflected in its credit rating.  There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.  Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.
  Foreign (Non-U.S.) Risk:  Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers.  These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk:  Fluctuations in currency exchange risk may negatively affect the value of the Portfolio's investments or reduce its returns.
  Emerging Market Risk:  Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Inflation Risk:  This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money.  As inflation increases, the value of the Portfolio's assets can decline as can the value of the Portfolio's distributions.  This risk is significantly greater for fixed-income securities with longer maturities.
  Commodity Risk:  Investments in commodities and commodity-linked derivative instruments may subject the Portfolio to greater volatility than investments in traditional securities.  The value of these investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
  Derivatives Risk:  Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Management Risk:  The Portfolio is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.
The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
  how the Portfolio's performance changed from year to year over the life of the Portfolio; and
  how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based securities market index.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none. Through September 30, 2015 , the year-to-date unannualized return for the Portfolio's shares was -5.13%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Portfolio's shares and do not reflect sales loads or advisory fees because the Portfolio has none.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Portfolio's: Best Quarter was up 7.46% in the 3rd quarter, 2013; and Worst Quarter was down -5.92% in the 3rd quarter, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE Average Annual Total Returns (For the period ended December 31, 2014 )
AB Volatility Management Portfolio | AB Volatility Management Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
After 1 Year	rr_ExpenseExampleYear01	$ 7
After 3 Years	rr_ExpenseExampleYear03	23
After 5 Years	rr_ExpenseExampleYear05	40
After 10 Years	rr_ExpenseExampleYear10	$ 90
2005	rr_AnnualReturn2005
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011	(0.44%)
2012	rr_AnnualReturn2012	5.56%
2013	rr_AnnualReturn2013	21.65%
2014	rr_AnnualReturn2014	7.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.13%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.92%)
1 Year	rr_AverageAnnualReturnYear01	7.19%
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 16, 2010
AB Volatility Management Portfolio | MSCI ACWI Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.60%	[2]

[1]	Restated to reflect current expenses.
[2]	Inception date is 4/16/10.